RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 12 – RELATED PARTIES

In addition to those transactions discussed in Notes 5 and 7, the Company had the following related party transactions.

Issuance of notes payable - related parties, totaling $100,000 and detailed in Note 13 – Subsequent Events.

NOTE 12 – RELATED PARTIES

In addition to those transactions discussed in Notes 6 and 8, the Company had the following related party transactions.

During the week of November 20, 2020, during the discounted warrant event whereby accredited investors could exercise their outstanding warrants at 50% of their stated exercise price, several related parties exercised their warrants at a discount. Paul Sallarulo, a member of our Board of Directors, exercised 2,000,000 warrants originally issued with an exercise price of $0.075 for $75,000 or $0.0375 a share. Michael V. Barbera, our Chairman of the Board, exercised 1,000,000 warrants originally issued with an exercise price of $0.075 for $37,500 or $0.0375 per share. An entity managed by Ronald J. LoRicco, Sr., a member of our Board of Directors, exercised 1,163,201 warrants originally issued with an exercise price of $0.396 for $230,314 or $0.198 per share. The entity also purchased 11,632 discounted restricted common shares at $0.20 per share for $2,326.